Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Revenue
NOTE 4 - REVENUE
All of the Company’s revenue is derived from contracts with customers. In the following tables, revenue is disaggregated by major service line and timing of revenue recognition.

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
AssetCare Initialization 1	$28,979	$303,321	$443,470	$818,564

AssetCare Solutions 2	4,695,074	6,079,949	8,684,202	12,514,458

Engineering Services 3	116,649	173,193	142,633	659,007

Contract modification revenue reversal 4	(2,571,676)	—	(2,571,676)	—
	$2,269,026	$6,556,463	$6,698,629	$13,992,029

1	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.

2	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.

3	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.

4
During the three months ended June 30, 2022, the Company cancelled a multi-year customer contract for which services had been performed in prior periods, resulting in a contract modification. As a result, revenue from AssetCare Initialization of $2,037,014 and AssetCare Solutions of $534,662 which were recorded in prior periods was reversed during the three and six months ended June 30, 2022.

	Three months ended June 30,		Six months ended June 30,

Revenue recognized	2022	2021	2022	2021

Over time 1	$3,783,459	$6,253,142	$7,645,663	$11,701,851

At a point in time upon completion 1	(1,514,433)	303,321	(947,034)	2,290,178
	$2,269,026	$6,556,463	$6,698,629	$13,992,029

1
See table above and related footnote 4. The three and six months ended June 30, 2022 reflects the reversal of $534,662 of revenue recognized over time and $2,037,014 of revenue recognized at point in time upon completion.

The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Canada 1	$(767,709)	$3,440,590	$1,271,267	$7,852,189

Americas	1,647,854	1,422,069	3,167,929	2,671,673

Asia Pacific	1,027,989	1,579,435	1,705,857	3,298,173

Other	360,892	114,369	553,576	169,994
Total revenue	$2,269,026	$6,556,463	$6,698,629	$13,992,029

1	Impact of previously recognized revenue for contract modification as explained in tables above.
Significant changes in unbilled revenue and deferred revenue balances are as follows:

	Unbilled revenue	Deferred revenue
Balance at December 31, 2021	$756,042	$2,811,408

Additions	3,057,402	5,805,365

Less: transferred to trade and other receivables	(2,952,031)	—

Less: recognized in revenue	—	(3,853,163)

Effect of movements in exchange rates	—	49,589
Balance at June 30, 2022	$861,413	$4,813,199

	Year ended December 31,

	2021	2020	2019

AssetCare I nitialization 1	$1,250,181	$7,689,232	$5,964,663

AssetCare Solutions 2	23,461,748	12,809,054	2,939,582

Engineering S ervices 3	885,043	6,430,153	9,436,004

	$25,596,972	$26,928,439	$18,340,249

1	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
2	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
3	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.

	Year ended December 31,

Timing of revenue recognition	2021	2020	2019

Over time	$24,422,749	$18,551,736	$12,375,586

At a point in time upon completion	1,174,223	8,376,703	5,964,663

	$25,596,972	$26,928,439	$18,340,249
Significant changes in unbilled revenue and deferred revenue balances are as follows:

	Unbilled revenue	Deferred revenue

Balance at January 1, 2019	$—	$133,678

Acquired in business combination (Note 17(c))	2,347,207	133,556

Acquired in business combination (Note 17(b))	—	457,259

Additions	9,595,535	5,309,436

Less: transferred to trade and other receivables	(11,278,312)	—

Less: recognized in revenue	—	(4,878,419)

Less: Loss allowance	(5,499)	—

Effect of movement in exchange rates	—	(17,229)

Balance at December 31, 2019	$658,931	$1,138,281

Acquired in business combination	117,686	–

Additions	11,478,436	6,316,586

Less: transferred to trade and other receivables	(11,557,665)	–

Less: write-offs	(146,489)	–

Less: recognized in revenue	–	(5,612,896)

Less: applied to outstanding trade receivables	–	(30,586)

Effect of movement in exchange rates	3,841	(40,265)

Balance at December 31, 2020	$554,740	$1,771,120

Additions	7,470,881	10,616,893

Less: transferred to trade and other receivables	(7,269,579)	–

Less: recognized in revenue	–	(9,585,211)

Effect of movement in exchange rates	–	8,606

Balance at December 31, 2021 1	$756,042	$2,811,408

1
Unbilled revenue is included in trade and other receivables (Note 6) and relates to the Company’s right to consideration for work completed but not billed at the reporting date. Unbilled revenue is transferred to trade and other receivables when services are billed to customers.